Cash and Cash Equivalents (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Denominated in HK [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents amount	$ 876,498	$ 661,912
Denominated in US [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents amount	$ 9,260,706	$ 6,257,957